First Trust WCM Developing World Equity ETF Expense Example, No Redemption - First Trust WCM Developing World Equity ETF - First Trust WCM Developing World Equity ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	$ 1,166